Shareholder Report, Holdings (Details)	May 31, 2025
C000129667 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000129667 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000129667 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000129667 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129667 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129667 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129667 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129667 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129667 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129667 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129667 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000129667 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000129667 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000129667 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000129667 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129666 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000129666 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000129666 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000129666 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129666 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129666 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129666 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129666 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129666 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129666 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129666 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000129666 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000129666 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000129666 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000129666 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169044 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000169044 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000169044 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169044 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169044 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169044 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169044 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169044 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169044 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169044 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169044 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000169044 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000169044 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000169044 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000169044 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%